Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure Of Deposits [line Items]
Payable after notice	$ 209,347
Deposits	876,554	$ 851,045	$ 797,259	$ 797,259
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	306,726	295,809	259,027
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	17,298	19,027	17,841
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	24,912	23,696	22,032
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	104,324	95,595	82,871
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 157	$ 160	$ 193